Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Annual real estate rental expenses	$ 315,216	$ 346,662	$ 451,507
Directors [Member]
Related Party Transaction [Line Items]
Annual real estate rental expenses related to housing allowances	239,796	239,811	318,743
Number of directors as related party	1	1	2
Motor Car Rent Expenses [Member] | Related Company [Member]
Related Party Transaction [Line Items]
Annual motor car rental expenses	$ 57,241	$ 57,245	$ 57,068